Fair value measurements - Assets and liabilities measured at fair value on a recurring basis (Detail)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets:
Short-term investments	¥ 642,893,540	$ 90,549,661	¥ 4,170,403,914
Liabilities:
Derivative instruments	312,870,238	44,066,851	163,128,402
Fair value, recurring
Assets:
Short-term investments	642,893,540	90,549,661	4,170,403,914
Long-term investments with readily determinable fair values	14,445,946	2,034,669	25,833,155
Liabilities:
Derivative instruments	312,870,238	44,066,851	163,128,402
Active market (Level 1) | Fair value, recurring
Assets:
Short-term investments	612,857,046	86,319,110	2,118,365,856
Long-term investments with readily determinable fair values			25,833,155
Observable input (Level 2) | Fair value, recurring
Assets:
Short-term investments	30,036,494	4,230,551	2,052,038,058
Liabilities:
Derivative instruments	¥ 312,870,238	$ 44,066,851	¥ 163,128,402